Borrowings - Terminated Facilities (Details) $ in Thousands								12 Months Ended
	Nov. 14, 2023 USD ($)	Mar. 30, 2023 USD ($)	Oct. 31, 2022 USD ($)	Sep. 14, 2022 USD ($)	Oct. 26, 2021 USD ($)	Jul. 16, 2020 USD ($) item installment	Oct. 16, 2015 item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 01, 2019 USD ($)	Feb. 20, 2019 USD ($)	Apr. 26, 2018 USD ($)	Jul. 03, 2017 USD ($)	May 03, 2017 USD ($)
Borrowings
Amount outstanding									$ 921,946
Amount repaid								$ 217,070	168,585	$ 205,179
Unamortized loan fees written off to profit or loss								$ 5,831	654	$ 604
Assumed October 2015 Facility
Borrowings
Number of international banks | item							14
Amount outstanding									360,663
Assumed October 2015 Facility | GAS-eleven Ltd.
Borrowings
Debt assumed from acquired entities															$ 151,423
Assumed October 2015 Facility | GAS-twelve Ltd.
Borrowings
Debt assumed from acquired entities											$ 134,107
Assumed October 2015 Facility | GAS-thirteen Ltd.
Borrowings
Debt assumed from acquired entities														$ 155,005
Assumed October 2015 Facility | GAS-fourteen Ltd.
Borrowings
Debt assumed from acquired entities													$ 143,622
Assumed October 2015 Facility | GAS-eleven, GAS-twelve, GAS-thirteen, and GAS-fourteen Ltd.
Borrowings
Amount repaid	$ 320,581
Unamortized loan fees written off to profit or loss	3,655
KEXIM and K-Sure
Borrowings
Percentage of finance coverage							60.00%
2019 GasLog Partners Facility
Borrowings
Amount outstanding									250,320
Maximum loan facility amount												$ 450,000
Amount available to be redrawn									0
2019 GasLog Partners Facility | GAS-three Ltd.
Borrowings
Unamortized loan fees written off to profit or loss					$ 604
Prepayment of debt					$ 97,050
2019 GasLog Partners Facility | GAS-five Ltd.
Borrowings
Unamortized loan fees written off to profit or loss		$ 229
Prepayment of debt		$ 87,780
2019 GasLog Partners Facility | GAS-four Ltd., GAS-sixteen Ltd. and GAS-seventeen Ltd
Borrowings
Amount repaid	148,194
Unamortized loan fees written off to profit or loss	157
GasLog Partners $260.3M Facility
Borrowings
Amount outstanding									193,790
Number of vessels refinanced | item						3
Maximum loan facility amount						$ 260,331
Term of debt instrument						5 years
GasLog Partners $260.3M Facility | GAS-twenty Ltd.
Borrowings
Unamortized loan fees written off to profit or loss				$ 294
Prepayment of debt				$ 32,154
GasLog Partners $260.3M Facility | GAS-seven and GAS-eight Ltd.
Borrowings
Amount repaid	181,419
Unamortized loan fees written off to profit or loss	985
GasLog Partners $193.7M Facility
Borrowings
Amount outstanding									$ 126,377
Number of vessels refinanced | installment						3
Maximum loan facility amount						$ 193,713
GasLog Partners $193.7M Facility | GAS-twenty one Ltd.
Borrowings
Unamortized loan fees written off to profit or loss			$ 360
Prepayment of debt			$ 32,939
GasLog Partners $193.7M Facility | GAS nineteen Ltd. and GAS twenty seven Ltd
Borrowings
Amount repaid	113,886
Unamortized loan fees written off to profit or loss	$ 805